Consolidated Statements of Cash Flows (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Cash of Tankers Investments Ltd. upon acquisition, net of transaction costs (note 4a)	$ 0
SPT
Cash of Tankers Investments Ltd. upon acquisition, net of transaction costs (note 4a)	$ 377